RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN - Additional Information (Details) - USD ($)		2 Months Ended	12 Months Ended
	May 03, 2016	May 31, 2016	Sep. 30, 2019	Sep. 30, 2018	May 01, 2018	Sep. 30, 2017
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense			$ 483,000	$ 564,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		100.00%
Restricted Stock [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense			$ 0	$ 229,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number				1,767,000	1,767,000	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			1,767,000	233,000